
[Logo - American Funds/(R)/]            The right choice for the long term/(R)/

International Growth
and Income Fund/SM/

CLASS    TICKER   F-1....  IGIFX    529-C..  CIICX
A......  IGAAX    F-2....  IGFFX    529-E..  CGIEX
B......  IGIBX    529-A..  CGIAX    529-F-1  CGIFX
C......  IGICX    529-B..  CGIBX

SUMMARY
PROSPECTUS

September 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION, DATED SEPTEMBER 1, 2009, ARE INCORPORATED BY REFERENCE
INTO THIS SUMMARY PROSPECTUS.


Investment objective

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 25 of the fund's prospectus and on page 54 of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid directly from your investment)
----------------------------------------------------SHARE CLASSES--------------
                                                                      F-1, F-2
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed     5.75%  none   none   none      none
 on purchases (as a percentage of
 offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------
                                       A       B       C      F-1       F-2
-------------------------------------------------------------------------------
 Management fees                     0.61%   0.61%   0.61%   0.61%     0.61%
-------------------------------------------------------------------------------
 Distribution and/or service         0.30    1.00    1.00    0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses/*/                   0.20    0.20    0.23    0.21      0.21
-------------------------------------------------------------------------------
 Total annual fund operating         1.11    1.81    1.84    1.07      0.82
 expenses

                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.61%   0.61%   0.61%   0.61%     0.61%
-------------------------------------------------------------------------------
 Distribution and/or service         0.30    1.00    1.00    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses/*/                   0.29    0.32    0.30    0.28      0.29
-------------------------------------------------------------------------------
 Total annual fund operating         1.20    1.93    1.91    1.39      0.90
 expenses

                                       1

International Growth and Income Fund / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 A                                $682   $  908   $1,151     $1,849
---------------------------------------------------------------------
 B                                 684      969    1,180      1,943
---------------------------------------------------------------------
 C                                 287      579      995      2,159
---------------------------------------------------------------------
 F-1                               109      340      590      1,306
---------------------------------------------------------------------
 F-2                                84      262      455      1,014
---------------------------------------------------------------------
 529-A                             710      973    1,255      2,048
---------------------------------------------------------------------
 529-B                             716    1,045    1,298      2,163
---------------------------------------------------------------------
 529-C                             314      639    1,088      2,330
---------------------------------------------------------------------
 529-E                             161      479      818      1,769
---------------------------------------------------------------------
 529-F-1                           112      326      557      1,212

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 B                                $184    $569    $  980     $1,943
---------------------------------------------------------------------
 C                                 187     579       995      2,159
---------------------------------------------------------------------
 529-B                             216     645     1,098      2,163
---------------------------------------------------------------------
 529-C                             214     639     1,088      2,330
---------------------------------------------------------------------

*   Amount is estimated based on annualized expenses for a partial year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 33%
of the average value of its portfolio. The fund commenced operations on October
1, 2008; therefore, the stated portfolio turnover rate may not be representative of a full year.

                                       2

                      International Growth and Income Fund / Summary prospectus

Principal investment strategies

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       3

International Growth and Income Fund / Summary prospectus


Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                       4

                      International Growth and Income Fund / Summary prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

                             PORTFOLIO COUNSELOR   PRIMARY TITLE
 PORTFOLIO COUNSELOR/            EXPERIENCE        WITH INVESTMENT ADVISER
 FUND TITLE (if applicable)     IN THIS FUND       (or one of its divisions)
------------------------------------------------------------------------------
 STEVEN T. WATSON                  1 year          Senior Vice President -
 Vice Chairman of the Board   (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------
 CARL M. KAWAJA                    1 year          Senior Vice President -
 President                    (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------
 ANDREW B. SUZMAN                  1 year          Senior Vice President -
 Senior Vice President        (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------

                                       5

International Growth and Income Fund / Summary prospectus


Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------
 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN
46206-6007; telephoning (800/421-0180); faxing (317/735-6636) American Funds
Service Company or accessing our website (americanfunds.com).

                                       6

                      International Growth and Income Fund / Summary prospectus

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                               Investment Company File No. 811-22215
                                                                           MFGEIP-934-0909P Litho in USA CGD/CF/9970
---------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

                                       7

International Growth and Income Fund / Summary prospectus


[Logo - American Funds/(R)/]            The right choice for the long term/(R)/

International Growth
and Income Fund/SM/

CLASS         TICKER        R-3.........  RGICX
A...........  IGAAX         R-4.........  RIGEX
R-1.........  RIGAX         R-5.........  RIGFX
R-2.........  RIGBX         R-6.........  RIGGX

SUMMARY
RETIREMENT PLAN
PROSPECTUS

September 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/ RETIREMENTPROSPECTUS. YOU CAN
ALSO GET THIS INFORMATION AT NO COST BY CALLING 800/421-0180 OR BY SENDING AN
E-MAIL REQUEST TO RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT
RETIREMENT PLAN PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, DATED
SEPTEMBER 1, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT
PLAN PROSPECTUS.


Investment objective

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 20 of the fund's prospectus and in the "Sales charge reductions and waivers" section on page 54 of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
                                                 CLASS A   ALL R SHARE CLASSES
                                                 ------------------------------
 Maximum sales charge (load) imposed on           5.75%           none
 purchases
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)              none           none
 (as a percentage of the amount redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed               none           none
 on reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                       none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-----------------------------------------------SHARE CLASSES-------------------
                                A     R-1    R-2    R-3    R-4    R-5     R-6
                              -------------------------------------------------
 Management fees              0.61%  0.61%  0.61%  0.61%  0.61%  0.61%   0.61%
-------------------------------------------------------------------------------
 Distribution and/or service  0.30   1.00   0.75   0.50   0.25   none    none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses/*/            0.20   0.21   0.52   0.27   0.21   0.20    0.15
-------------------------------------------------------------------------------
 Total annual fund operating  1.11   1.82   1.88   1.38   1.07   0.81    0.76
 expenses
-------------------------------------------------------------------------------

                                       1

International Growth and Income Fund / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------
 A                              $682    $908    $1,151     $1,849
-------------------------------------------------------------------
 R-1                             185     573       985      2,137
-------------------------------------------------------------------
 R-2                             191     591     1,016      2,201
-------------------------------------------------------------------
 R-3                             140     437       755      1,657
-------------------------------------------------------------------
 R-4                             109     340       590      1,306
-------------------------------------------------------------------
 R-5                              83     259       450      1,002
-------------------------------------------------------------------
 R-6                              78     243       422        942
-------------------------------------------------------------------

*   Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 33%
of the average value of its portfolio. The fund commenced operations on October
1, 2008; therefore, the stated portfolio turnover rate may not be representative of a full year.

                                       2

                      International Growth and Income Fund / Summary prospectus

Principal investment strategies

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       3

International Growth and Income Fund / Summary prospectus


Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                       4

                      International Growth and Income Fund / Summary prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

                             PORTFOLIO COUNSELOR   PRIMARY TITLE
 PORTFOLIO COUNSELOR/            EXPERIENCE        WITH INVESTMENT ADVISER
 FUND TITLE (if applicable)     IN THIS FUND       (or one of its divisions)
------------------------------------------------------------------------------
 STEVEN T. WATSON                  1 year          Senior Vice President -
 Vice Chairman of the Board   (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------
 CARL M. KAWAJA                    1 year          Senior Vice President -
 President                    (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------
 ANDREW B. SUZMAN                  1 year          Senior Vice President -
 Senior Vice President        (since the fund's    Capital World Investors
                                 inception)
------------------------------------------------------------------------------

                                       5

International Growth and Income Fund / Summary prospectus


Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

                      International Growth and Income Fund / Summary prospectus

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                               Investment Company File No. 811-22215
                                                                           RPGEIP-934-0909P Litho in USA CGD/CF/9971
---------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

                                       7

International Growth and Income Fund / Summary prospectus

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY


[Logo - American Funds/(R)/]            The right choice for the long term/(R)/

International Growth
and Income Fund/SM/

CLASS         TICKER        R-3.........  RGICX
A...........  IGAAX         R-4.........  RIGEX
R-1.........  RIGAX         R-5.........  RIGFX
R-2.........  RIGBX         R-6.........  RIGGX

SUMMARY
RETIREMENT PLAN
PROSPECTUS

September 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/ RETIREMENTPROSPECTUS. YOU CAN
ALSO GET THIS INFORMATION AT NO COST BY CALLING 800/421-0180 OR BY SENDING AN
E-MAIL REQUEST TO RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT
RETIREMENT PLAN PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, DATED
SEPTEMBER 1, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT
PLAN PROSPECTUS.


Investment objective

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 20 of the fund's prospectus and in the "Sales charge reductions and waivers" section on page 54 of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
                                                 CLASS A   ALL R SHARE CLASSES
                                                 ------------------------------
 Maximum sales charge (load) imposed on           5.75%           none
 purchases
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)              none           none
 (as a percentage of the amount redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed               none           none
 on reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                       none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-----------------------------------------------SHARE CLASSES-------------------
                                A     R-1    R-2    R-3    R-4    R-5     R-6
                              -------------------------------------------------
 Management fees              0.61%  0.61%  0.61%  0.61%  0.61%  0.61%   0.61%
-------------------------------------------------------------------------------
 Distribution and/or service  0.30   1.00   0.75   0.50   0.25   none    none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses/*/            0.20   0.21   0.52   0.27   0.21   0.20    0.15
-------------------------------------------------------------------------------
 Total annual fund operating  1.11   1.82   1.88   1.38   1.07   0.81    0.76
 expenses
-------------------------------------------------------------------------------

                                       1

International Growth and Income Fund / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------
 A                              $682    $908    $1,151     $1,849
-------------------------------------------------------------------
 R-1                             185     573       985      2,137
-------------------------------------------------------------------
 R-2                             191     591     1,016      2,201
-------------------------------------------------------------------
 R-3                             140     437       755      1,657
-------------------------------------------------------------------
 R-4                             109     340       590      1,306
-------------------------------------------------------------------
 R-5                              83     259       450      1,002
-------------------------------------------------------------------
 R-6                              78     243       422        942
-------------------------------------------------------------------

*   Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 33%
of the average value of its portfolio. The fund commenced operations on October
1, 2008; therefore, the stated portfolio turnover rate may not be representative of a full year.

                                       2

                      International Growth and Income Fund / Summary prospectus

Principal investment strategies

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       3

International Growth and Income Fund / Summary prospectus


Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                       4

                      International Growth and Income Fund / Summary prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

                             PORTFOLIO COUNSELOR   PRIMARY TITLE
 PORTFOLIO COUNSELOR/            EXPERIENCE        WITH INVESTMENT ADVISER
 FUND TITLE (if applicable)     IN THIS FUND       (or one of its divisions)
------------------------------------------------------------------------------
 STEVEN T. WATSON                  1 year          Senior Vice President -
 Vice Chairman of the Board   (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------
 CARL M. KAWAJA                    1 year          Senior Vice President -
 President                    (since the fund's    Capital World Investors
                                 inception)

------------------------------------------------------------------------------
 ANDREW B. SUZMAN                  1 year          Senior Vice President -
 Senior Vice President        (since the fund's    Capital World Investors
                                 inception)
------------------------------------------------------------------------------

                                       5

International Growth and Income Fund / Summary prospectus


Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

                      International Growth and Income Fund / Summary prospectus

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                               Investment Company File No. 811-22215
                                                                           RPGEIP-934-0909P Litho in USA CGD/CF/9971
---------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

                                       7

International Growth and Income Fund / Summary prospectus